Components of Oil and Gas Interests (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 17,094	$ 15,572
Less accumulated depletion	(9,223)	(8,102)
Oil and gas interests, net	$ 7,871	$ 7,470